Note 9 - Derivative Instruments (Details) - Foreign Currency Forward Contract Derivative Instrument Amounts In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 GBP (£)	Dec. 31, 2013 USD ($)
Derivative Assets
Great Britain Pound	$ 5,000	£ 3,107	$ 9,500
Great Britain Pound	100.00%	100.00%
Great Britain Pound	Jun. 30, 2014	Jun. 30, 2014